Schedule of Investments (unaudited)
April 30, 2024
BlackRock Future Financial and Technology ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 18.1%
Axos Financial Inc.(a)	1,537	$77,788
Bank of the Philippine Islands	50,030	110,421
Coastal Financial Corp./WA(a)	1,235	47,770
FinecoBank Banca Fineco SpA	6,646	101,815
Inter & Co. Inc., NVS	15,615	78,186
Live Oak Bancshares Inc.	2,502	80,865
NU Holdings Ltd.(a)	12,548	136,271
Rakuten Bank Ltd., NVS(a)	10,600	214,820
		847,936
Capital Markets — 14.4%
Assetmark Financial Holdings Inc.(a)	2,863	96,798
B3 SA - Brasil Bolsa Balcao	38,550	80,105
Charles Schwab Corp. (The)	2,589	191,457
KIWOOM Securities Co. Ltd.	1,789	169,890
XP Inc., Class A	6,524	133,546
		671,796
Consumer Finance — 15.2%
American Express Co.	868	203,137
Capital One Financial Corp.	915	131,238
Discover Financial Services	538	68,181
Kaspi.KZ JSC	1,892	222,802
Synchrony Financial	1,911	84,046
		709,404
Financial Services — 46.9%
Adyen NV(a)(b)	74	88,652
Block Inc.(a)	1,521	111,033
Cab Payments Holdings PLC(a)(c)	56,665	94,172
Fidelity National Information Services Inc.	3,354	227,804
Fiserv Inc.(a)	1,214	185,341
Global Payments Inc.	1,631	200,238
Mastercard Inc., Class A	124	55,949
Nexi SpA(a)(b)	19,637	114,251
Pagseguro Digital Ltd., Class A(a)	12,164	151,442
Payoneer Global Inc.(a)	22,080	109,075
PayPal Holdings Inc.(a)	1,930	131,086
Security	Shares	Value
Financial Services (continued)
Repay Holdings Corp., Class A(a)	14,314	$145,573
Shift4 Payments Inc., Class A(a)(c)	2,575	148,989
Visa Inc., Class A(c)	200	53,722
WEX Inc.(a)	1,012	213,795
Worldline SA/France(a)(b)	15,622	162,039
		2,193,161
Software — 3.5%
Temenos AG, Registered	2,629	163,543
Total Long-Term Investments — 98.1% (Cost: $4,180,210)		4,585,840
Short-Term Securities
Money Market Funds — 8.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(d)(e)(f)	265,779	265,859
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	130,000	130,000
Total Short-Term Securities — 8.5% (Cost: $395,867)		395,859
Total Investments — 106.6% (Cost: $4,576,077)		4,981,699
Liabilities in Excess of Other Assets — (6.6)%		(309,114)
Net Assets — 100.0%		$4,672,585

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$244,167	$21,658 (a)	$—	$62	$(28)	$265,859	265,779	$471 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	200,000	—	(70,000)(a)	—	—	130,000	130,000	8,561	—
				$62	$(28)	$395,859		$9,032	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Future Financial and Technology ETF

Fair Value Hierarchy as of Period End (continued)
inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,570,830	$1,015,010	$—	$4,585,840
Short-Term Securities
Money Market Funds	395,859	—	—	395,859
	$3,966,689	$1,015,010	$—	$4,981,699

Portfolio Abbreviation
JSC	Joint Stock Company
NVS	Non-Voting Shares